Financial investments (Tables)	12 Months Ended
Dec. 31, 2025
Financial investments
Summary of the carrying value of investments measured at equity method and summarizes the combined financial information

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	580,989,751	499,468,134	71,422,993
Financial investments	4,408,605,503	3,754,016,087	536,817,161
Prepaid expenses and other current assets, net	656,666,733	561,278,020	80,261,689
Long-term investments	667,927,748	721,968,656	103,240,145
Other non-current assets	3,019,189,760	2,958,203,995	423,017,545
Total assets	9,333,379,495	8,494,934,892	1,214,759,533
Liabilities:
Accrued expenses and other current liabilities	5,232,335,603	4,312,826,530	616,725,991
Long-term borrowings	1,501,000,000	1,613,492,000	230,726,287
Other non-current liabilities	2,143,675	2,143,675	306,541
Total liabilities	6,735,479,278	5,928,462,205	847,758,819

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net revenues	383,611,655	326,706,200	205,873,146	29,439,468
Net income	193,845,592	120,087,725	107,642,794	15,392,715

Summary of investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Opening balance	80,861,876	100,439,344	14,362,635
Contribution/(Redemption), net	18,132,017	(12,403,257)	(1,773,642)
Exchange differences	1,445,451	(2,096,301)	(299,765)
Ending Balance	100,439,344	85,939,786	12,289,228

Summary of investments in VC funds in the form of partnership measured at fair value

	As of December 31,	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Opening balance	17,227,629	35,224,215	5,036,996
Switch in	374,471	—	—
Redemption	—	(834,425)	(119,321)
Fair value adjustment	17,133,677	(21,052,326)	(3,010,443)
Exchange differences	488,438	(420,226)	(60,092)
Ending Balance	35,224,215	12,917,238	1,847,140

Schedule of available-for-sale securities reconciliation

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Settlements	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2023	during the year	during the year	income	gains	differences	2024	2024
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	56,181,082	—	(56,243,877)	—	62,795	—	—	—
Wealth management products with no fixed term	350,537,587	—	(326,818,365)	485,868	6,818,365	—	31,023,455	30,000,000
Fund-linked note	—	125,500,826	(15,934,002)	—	1,033,826	1,085,278	111,685,928	111,685,928
Total	406,718,669	125,500,826	(398,996,244)	485,868	7,914,986	1,085,278	142,709,383	141,685,928

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Settlements	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2024	during the year	during the year	income	gains	differences	2025	2025
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	—	281,795,031	—	—	4,784,483	(4,753,473)	281,826,041	281,826,041
Wealth management products with no fixed term	31,023,455	—	(31,137,165)	—	113,710	—	—	—
Fund-linked note	111,685,928	—	(3,585,900)	3,965,808	3,611,268	(2,605,396)	113,071,708	109,105,900
Total	142,709,383	281,795,031	(34,723,065)	3,965,808	8,509,461	(7,358,869)	394,897,749	390,931,941

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Settlements	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2024	during the year	during the year	income	gains	differences	2025	2025
	US$	US$	US$	US$	US$	US$	US$	US$
US Treasury securities with original maturities over three months	—	40,296,153	—	—	684,172	(679,738)	40,300,587	40,300,587
Wealth management products with no fixed term	4,436,295	—	(4,452,555)	—	16,260	—	—	—
Fund-linked note	15,970,875	—	(512,777)	567,103	516,405	(372,567)	16,169,039	15,601,936
Total	20,407,170	40,296,153	(4,965,332)	567,103	1,216,837	(1,052,305)	56,469,626	55,902,523

Schedule of trading debt securities reconciliation

	Fair value					Fair value
	As of December 31,	Additions	Settlements	Total	Fair value change	As of December 31,
	2023	during the year	during the year	realized gain	during the year	2024
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products with no fixed term	—	97,916,010	(10,417,600)	179,600	1,072,649	88,750,659

	Fair value						Fair value
	As of December 31,	Additions	Settlements	Total	Fair value change	Exchange	As of December 31,
	2024	during the year	during the year	realized gain	during the year	differences	2025
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products with no fixed term	88,750,659	1,270,936,983	(730,045,659)	1,863,559	4,662,583	(3,500,630)	632,667,495

	Fair value						Fair value
	As of December 31,	Additions	Settlements	Total	Fair value change	Exchange	As of December 31,
	2024	during the year	during the year	realized gain	during the year	differences	2025
	US$	US$	US$	US$	US$	US$	US$
Wealth management products with no fixed term	12,691,175	181,741,571	(104,395,141)	266,485	666,741	(500,583)	90,470,248

Schedule of investments measured under amortization cost

	Amortized cost					Amortized cost
	As of December 31,	Additions	Maturities	Interest earned	Interest accrued	As of December 31,
	2023	during the year	during the year	during the year	during the year	2024
	RMB	RMB	RMB	RMB	RMB	RMB
Term deposit	—	5,000,000	—	—	10,417	5,010,417

	Amortized cost					Amortized cost
	As of December 31,	Additions	Maturities	Interest earned	Interest accrued	As of December 31,
	2024	during the year	during the year	during the year	during the year	2025
	RMB	RMB	RMB	RMB	RMB	RMB
Term deposit	5,010,417	10,000,000	(10,062,632)	52,215	9,792	5,009,792

	Amortized cost					Amortized cost
	As of December 31,	Additions	Maturities	Interest earned	Interest accrued	As of December 31,
	2024	during the year	during the year	during the year	during the year	2025
	US$	US$	US$	US$	US$	US$
Term deposit	716,480	1,429,981	(1,438,937)	7,467	1,400	716,391

VC funds
Financial investments
Summary of the carrying value of investments measured at equity method and summarizes the combined financial information

		As of
		December 31,	As of December 31,
	Ownership	2024	2025	2025
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	114,164,666	95,789,583	13,697,728
Investment in IOSG Fund II LP	3.00%	27,176,853	15,854,611	2,267,179
Total		141,341,519	111,644,194	15,964,907

	As of September 30,	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Assets:
Cash and cash equivalents	26,095,749	61,401,551	8,780,305
Investments	3,107,977,290	2,301,191,361	329,065,988
Other current or non-current assets	11,686,260	2,609,657	373,176
Total assets	3,145,759,299	2,365,202,569	338,219,469
Liabilities:
Payable and accruals	12,085,677	16,097,934	2,301,974
Total liabilities	12,085,677	16,097,934	2,301,974

	Nine months ended	Nine months ended	Twelve months ended
	September 30,	September 30,	September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net investment loss	(24,856,047)	(22,646,794)	(12,073,482)	(1,726,485)
Net realized gain on investments	14,582,478	126,355,211	50,322,271	7,195,989
Net unrealized (loss) gain on investments	(50,420,352)	203,174,322	(533,190,993)	(76,245,298)
Net (loss) income	(40,043,826)	316,374,217	(436,373,062)	(62,400,518)